Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total		Equity attributable to owners of the parent	Issued capital	Treasury Stock	Accumulated other comprehensive income/(loss)	Retained profit	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	[1]	$ 574.0		$ 558.0	$ 344.0	$ 0.0	$ (40.0)	$ 254.0	$ 16.0
Statements [Line Items]
Profit/(loss) for the period	[1]	(8.1)	[2],[3]	(10.0)				(10.0)	2.0
Other comprehensive income/(loss) for the period	[1]	14.0	[2]	14.0			14.0
Total comprehensive income for the period	[1]	6.0	[2]	4.0			14.0	(10.0)	2.0
Shares repurchased	[1]	(3.0)		(3.0)
RSU expense	[1]	18.0		18.0				18.0
Total transactions with owners	[1]	15.0		15.0		(3.0)		18.0	0.0
Ending balance at Dec. 31, 2023	[1]	595.0	[4]	577.0	344.0	(3.0)	(26.0)	262.0	18.0
Statements [Line Items]
Profit/(loss) for the period	[1]	122.8	[2],[3]	123.0				123.0
Other comprehensive income/(loss) for the period	[1]	(20.0)	[2]	(20.0)			(20.0)
Total comprehensive income for the period	[1]	103.0	[2]	103.0			(20.0)	123.0	0.0
Dividends declared	[1]	(125.0)		(125.0)				(125.0)
RSU expense	[1]	11.0		11.0				11.0
Acquisition of non-controlling interest	[1]	(6.0)		15.0				15.0	(21.0)
Total transactions with owners	[1]	(120.0)		(99.0)				(99.0)	(21.0)
Ending balance at Dec. 31, 2024	[1]	578.0	[4]	581.0	344.0	(3.0)	(46.0)	286.0	(3.0)
Statements [Line Items]
Profit/(loss) for the period		218.4		217.0				217.0	1.0
Other comprehensive income/(loss) for the period		70.0		70.0			70.0
Total comprehensive income for the period		288.0		287.0			70.0	217.0	1.0
Dividends declared		(80.0)		(80.0)				(80.0)
RSU expense		15.0		15.0				15.0
Total transactions with owners		(65.0)		(65.0)				(65.0)	0.0
Ending balance at Dec. 31, 2025		$ 801.0		$ 803.0	$ 344.0	$ (3.0)	$ 24.0	$ 438.0	$ (2.0)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.

[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[4]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.